Revenue - Summary of Rebate Activity (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 24,858	$ 21,914	$ 21,914	$ 16,922
Rebate expense	44,989	38,335	50,847	42,400
Rebate payments	(44,023)	(38,463)	(47,903)	(38,893)
Ending balance	$ 25,824	$ 21,786	$ 24,858	$ 21,914